Credit impairment charges (Tables)	12 Months Ended
Dec. 31, 2020
7. Credit impairment charges
Credit impairment charges
	2020			2019			2018
	Impairment Charges	Recoveries and Reimbursements[a]	Total	Impairment Charges	Recoveries and Reimbursements	Total	Impairment Charges	Recoveries and Reimbursements	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	3,060	(368)	2,692	1,214	(73)	1,141	774	(86)	688
Provision for undrawn contractually committed facilities and guarantees provided	547	-	547	55	-	55	(48)	-	(48)
Loans impairment	3,607	(368)	3,239	1,269	(73)	1,196	726	(86)	640
Cash collateral and settlement balances	2	-	2	1	-	1	(1)	-	(1)
Financial instruments at fair value through OCI	-	-	-	-	-	-	4	-	4
Other financial assets measured at cost	136	-	136	5	-	5	-	-	-
Credit impairment charges[b]	3,745	(368)	3,377	1,275	(73)	1,202	729	(86)	643

Notes

a Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loans assets with third parties. Cash recoveries of previously written off amounts to £4m.

b Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (Impairment charges: £217m and recoveries: £16m) have been reported as discontinued operations.